INCOME TAX - Taxes on Unremitted Earnings of Foreign Subsidiaries (Details) RUB in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB
Income Tax Contingency [Line Items]
Dividend withholding, percentage	5.00%	5.00%
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided	$ 861.2	RUB 52,240
Unrecognized deferred tax liability	43.1	2,612
Foreign Tax Authority [Member] | Russian Tax Authority
Income Tax Contingency [Line Items]
Income Tax Examination, Penalties and Interest Accrued	$ 9.5	RUB 579